Impaired Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2013 NBFC/Financial Intermediaries INR	Mar. 31, 2014 Land Transport USD ($)	Mar. 31, 2014 Land Transport INR	Mar. 31, 2013 Land Transport INR	Mar. 31, 2014 Others (none greater than 5% of impaired loans) USD ($)	Mar. 31, 2014 Others (none greater than 5% of impaired loans) INR	Mar. 31, 2013 Others (none greater than 5% of impaired loans) INR	Mar. 31, 2014 Iron and Steel USD ($)	Mar. 31, 2014 Iron and Steel INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 494.8	29,686.5	21,132.1	1,124.2	$ 34.6	2,077.9	1,316.0	$ 430.0	25,796.8	18,691.9	$ 30.2	1,811.8